Schedule of Investments (unaudited)
December 31, 2022
BATS: Series V Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Municipal Bonds
Alaska — 0.2%
Alaska Housing Finance Corp., Refunding RB, Series A, VRDN, (Wells Fargo Bank NA SBPA), 3.65%, 01/09/23(a)	USD	100	$ 100,000
California — 5.7%
City of Los Angeles, TRAN, 4.00%, 06/29/23		400	401,539
Los Angeles California Wastewater System, TECP, (TD Bank NA LOC), 2.38%, 01/17/23		500	499,654
Los Angeles Department of Water & Power, RB, VRDN, (Bank of America NA SBPA), 2.64%, 01/03/23(a)(b)		2,370	2,370,000
			3,271,193
Colorado — 0.9%
Colorado Health Facilities Authority, Refunding RB, VRDN, (TD Bank NA LOC), 3.65%, 01/03/23(a)		520	520,000
Connecticut — 3.5%
Connecticut Housing Finance Authority
RB, Sub-Series A-3, VRDN, (Royal Bank of Canada SBPA), 3.58%, 01/09/23(a)		300	300,000
RB, Sub-Series A-3, VRDN, (UBS AG SBPA), 3.62%, 01/09/23(a)		1,000	1,000,000
Refunding RB, Sub-Series C-3, VRDN, (Royal Bank of Canada SBPA), 3.58%, 01/09/23(a)		725	725,000
			2,025,000
District of Columbia — 2.2%
District of Columbia
Refunding RB, VRDN, (Sumitomo Mitsui Banking Corp. LOC), 3.63%, 01/09/23(a)		755	755,000
TECP, (Barclays Bank plc LOC), 2.55%, 01/18/23		500	499,737
			1,254,737
Florida — 6.3%
County of St. Lucie Florida Power & Light Co., Refunding RB, VRDN, 3.55%, 01/03/23(a)		200	200,000
Highlands County Health Facilities Development Corp., RB, VRDN, 3.60%, 01/09/23(a)		1,300	1,300,000
JEA Electric System Revenue, Refunding RB, Series THREE-B-3, VRDN, (Royal Bank of Canada SBPA), 3.60%, 01/09/23(a)		1,650	1,650,000
Orlando Utilities Commission, Refunding RB, Series B, VRDN, (TD Bank NA SBPA), 3.64%, 01/09/23(a)		500	500,000
			3,650,000
Georgia — 1.7%
County of Fulton Development Authority, RB, VRDN, (Truist Bank SBPA), 3.74%, 01/09/23(a)		1,000	1,000,000
Illinois — 5.0%
City of Aurora, Refunding RB, VRDN, (BMO Harris Bank NA LOC), 3.67%, 01/09/23(a)		100	100,000
Illinois Finance Authority
RB, VRDN, (Barclays Bank plc LOC), 3.62%, 01/09/23(a)		500	500,000
Refunding RB, Sub-Series C3A, VRDN, (Northern Trust Co. SBPA), 3.59%, 01/09/23(a)		1,655	1,655,000
Illinois Finance Authority Northwestern University, RB, Sub-Series, VRDN, 3.80%, 01/09/23(a)		600	600,000
			2,855,000
Iowa — 0.6%
Iowa Finance Authority, Refunding RB, VRDN, (JPMorgan Chase Bank NA LOC), 3.71%, 01/09/23(a)		315	315,000
Kentucky — 0.9%
Louisville & Jefferson County Metropolitan Swere District, TECP, (Bank of America NA SBPA), 3.65%, 02/13/23		500	499,690
Security		Par (000)	Value
Louisiana — 1.6%
Louisiana Offshore Terminal Authority, Refunding RB, VRDN, (JPMorgan Chase Bank NA LOC), 3.73%, 01/09/23(a)	USD	715	$ 715,000
Louisiana Public Facilities Authority, Refunding RB, VRDN, (Bank of New York Mellon Corp. LOC ), 3.73%, 01/09/23(a)		230	230,000
			945,000
Massachusetts — 2.3%
City of Quincy, GO, Refunding, BAN, 4.00%, 07/07/23		400	401,360
Massachusetts Development Finance Agency, RB, VRDN, (Wells Fargo Bank NA SBPA), 3.65%, 01/09/23(a)		700	700,000
Massachusetts Water Resources Authority, Refunding RB, Series A-3, VRDN, (Wells Fargo Bank NA SBPA), 3.58%, 01/09/23(a)		215	215,000
			1,316,360
Michigan — 4.5%
Michigan State University
RB, VRDN, (PNC Bank NA SBPA), 3.68%, 01/09/23(a)		1,570	1,570,000
RB, Series 2000-A, VRDN, (Northern Trust Co. SBPA), 3.68%, 01/09/23(a)		730	730,000
Oakland University, Refunding RB, VRDN, (JPMorgan Chase Bank NA LOC), 3.65%, 01/09/23(a)		260	260,000
			2,560,000
Minnesota — 2.2%
County of Hennepin, GO, Refunding, Series B, VRDN, (TD Bank NA SBPA), 3.58%, 01/09/23(a)		785	785,000
University of Minnesota, TECP, 2.40%, 01/10/23		500	499,789
			1,284,789
Mississippi — 2.5%
Mississippi Business Finance Corp. Chevron Corp.
RB, Series E, VRDN, 3.55%, 01/03/23(a)		900	900,000
RB, Series K, VRDN, 3.55%, 01/03/23(a)		200	200,000
RB, VRDN, 3.60%, 01/09/23(a)		330	330,000
			1,430,000
Missouri — 1.9%
City of Kansas City, Refunding RB, Series E, VRDN, (Sumitomo Mitsui Banking Corp. LOC), 3.61%, 01/09/23(a)		1,115	1,115,000
Nebraska — 1.8%
Nebraska Investment Finance Authority, RB, Series C, VRDN, (GNMA/FNMA/FHLMC), (Federal Home Loan Bank SBPA), 3.68%, 01/09/23(a)		525	525,000
Omaha Public Power District, TECP, (Bank of America NA SBPA), 2.25%, 02/01/23		500	499,411
			1,024,411
Nevada — 2.3%
County of Clark Department of Aviation, Refunding RB, Series D-2B, VRDN, (Barclays Bank plc LOC), 3.60%, 01/09/23(a)		1,330	1,330,000
New York — 12.0%
Battery Park City Authority, Refunding RB, Series D-1, VRDN, (TD Bank NA SBPA), 3.60%, 01/09/23(a)		500	500,000
Build NYC Resource Corp., Refunding RB, VRDN, (TD Bank NA LOC), 3.58%, 01/09/23(a)		135	135,000
City of New York
GO, Sub-Series G-6, VRDN, (Mizuho Bank Ltd. LOC), 3.52%, 01/03/23(a)		420	420,000
GO, Sub-Series I-3, VRDN, (Citibank NA LOC), 3.58%, 01/09/23(a)		100	100,000

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series V Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
New York (continued)
City of New York
GO, Sub-Series, VRDN, (Citibank NA LOC), 3.58%, 01/09/23(a)	USD	200	$ 200,000
Metropolitan Transportation Authority
Refunding RB, Sub-Series G-1, VRDN, (Barclays Bank plc LOC), 3.40%, 01/03/23(a)		500	500,000
Refunding RB, VRDN, (TD Bank NA LOC), 3.60%, 01/09/23(a)		200	200,000
New York City Housing Development Corp., RB, VRDN, (Royal Bank of Canada SBPA), 3.60%, 01/09/23(a)		300	300,000
New York City Municipal Water Finance Authority, RB, Series CC, VRDN, (Barclays Bank plc SBPA), 3.62%, 01/09/23(a)		785	785,000
New York City Water & Sewer System, RB, VRDN, (State Street Bank & Trust Co. SBPA), 3.44%, 01/03/23(a)		100	100,000
New York State Energy Research & Development Authority
Refunding RB, Sub-Series A-1, VRDN, (Mizuho Bank Ltd. LOC), 3.60%, 01/09/23(a)		175	175,000
Refunding RB, Sub-Series A-3, VRDN, (Mizuho Bank Ltd. LOC), 3.70%, 01/09/23(a)		255	255,000
New York State HFA
RB, Series A, VRDN, (Fannie Mae LIQ), 3.60%, 01/09/23(a)		900	900,000
RB, VRDN, (Landesbank Hessen-Thuringen Girozentrale LOC), 3.65%, 01/09/23(a)		750	750,000
RB, VRDN, (Landesbank Hessen-Thuringen Girozentrale LOC), 3.69%, 01/09/23(a)		200	200,000
New York State Urban Development Corp., Refunding RB, VRDN, (JPMorgan Chase Bank NA SBPA), 3.64%, 01/09/23(a)		500	500,000
Port Authority of New York & New Jersey, TECP, (JPMorgan Chase Bank NA SBPA), 3.70%, 01/24/23		500	499,844
State of New York Mortgage Agency, Refunding RB, Series 2, VRDN, (UBS AG SBPA), 3.62%, 01/09/23(a)		400	400,000
			6,919,844
North Carolina — 6.0%
City of Charlotte, Refunding, RB, VRDN, (Wells Fargo Bank NA SBPA), 3.65%, 01/09/23(a)		1,965	1,965,000
City of Raleigh, RB, VRDN, (PNC Bank NA SBPA), 3.70%, 01/09/23(a)		1,500	1,500,000
			3,465,000
Ohio — 2.0%
Akron Bath Copley Joint Township Hospital District, RB, Series A-R, VRDN, (BMO Harris Bank NA LOC), 3.65%, 01/09/23(a)		290	290,000
County of Franklin, RB, VRDN, (Northern Trust Co. LOC), 3.62%, 01/09/23(a)		180	180,000
Ohio Higher Educational Facility Commission, Refunding RB, VRDN, (Ohio State Treasurer SBPA), 3.60%, 01/09/23(a)		700	700,000
			1,170,000
Pennsylvania — 1.8%
Emmaus General Authority, RB, VRDN, (AGM), (Wells Fargo Bank NA SBPA), 3.60%, 01/09/23(a)		200	200,000
Pennsylvania Turnpike Commission, Refunding RB, VRDN, (TD Bank NA LOC), 3.66%, 01/09/23(a)		850	850,000
			1,050,000
South Carolina — 1.6%
South Carolina Jobs EDA, RB, VRDN, (Truist Bank LOC), 3.70%, 01/09/23(a)		900	900,000
Security		Par (000)	Value
South Dakota — 1.4%
South Dakota HDA, Refunding RB, Series B, VRDN, (South Dakota HDA SBPA), 3.65%, 01/09/23(a)	USD	800	$ 800,000
Tennessee — 1.2%
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue 1st Lien, TECP, (TD Bank NA LOC), 3.40%, 02/16/23		500	499,735
Public Building Authority of Sevier County, RB, VRDN, (County GTD), (Bank of America NA LOC), 3.66%, 01/09/23(a)		200	200,000
			699,735
Texas — 15.6%
Board of Regents of the University of Texas System, TECP, (University of Texas System LIQ), 3.00%, 01/06/23		400	399,933
City of Houston Combined Utility System Revenue
Refunding RB, Series C, VRDN, (Barclays Bank plc LOC), 3.68%, 01/09/23(a)		300	300,000
Refunding RB, VRDN, (Sumitomo Mitsui Banking Corp. LOC), 3.66%, 01/09/23(a)		200	200,000
Dallas ISD, GO, (GTD-PSF), 5.00%, 02/15/23		200	200,453
Garland, TECP, (Barclays Bank plc LOC), 2.60%, 03/01/23		500	499,122
Gulf Coast IDA, RB, VRDN, 3.50%, 01/03/23(a)		2,500	2,500,000
Lower Colorado River Authority, TECP, (State Street Bank & Trust Co. LOC (50%) & JPMorgan Chase Bank NA (50%) LOC), 3.55%, 03/02/23		500	499,700
Pasadena ISD, GO, Series B, VRDN, (AGM), (JPMorgan Chase Bank NA SBPA), 3.65%, 01/09/23(a)		365	365,000
Permanent University Fund, RB, Series A, VRDN, (University of Texas Management Co. LIQ), 3.65%, 01/09/23(a)		325	325,000
Port of Port Arthur Navigation District, Refunding RB, VRDN, 3.68%, 01/09/23(a)		1,500	1,500,000
Red River Education Finance Corp., RB, VRDN, (TD Bank NA SBPA), 3.73%, 01/09/23(a)		500	500,000
San Antonio Housing Trust Finance Corp., RB, VRDN, (Federal Home Loan Bank LOC), 3.59%, 01/09/23(a)		895	895,000
State of Texas, GO, Series B, VRDN, (Federal Home Loan Bank SBPA), 3.85%, 01/09/23(a)		405	405,000
University of Texas, TECP, (University of Texas Management Co. LIQ), 2.10%, 01/05/23		400	399,510
			8,988,718
Utah — 3.1%
City of Murray, RB, Series A, VRDN, 3.65%, 01/09/23(a)		1,800	1,800,000
Virginia — 3.7%
Fairfax County IDA, Refunding RB, VRDN, 3.66%, 01/09/23(a)		320	320,000
Loudoun County EDA
RB, Series B, VRDN, 3.67%, 01/09/23(a)		495	495,000
RB, Series F, VRDN, 3.55%, 01/09/23(a)		900	900,000
Virginia Polytechnic Institute & State University, TECP, 2.45%, 01/10/23		400	399,854
			2,114,854
Wisconsin — 4.9%
University of Wisconsin Hospitals & Clinics Authority, Refunding RB, VRDN, (BMO Harris Bank NA SBPA), 3.37%, 01/03/23(a)		1,100	1,100,000
Wisconsin Housing & EDA
RB, Series C, VRDN, (Federal Home Loan Bank SBPA), 3.65%, 01/09/23(a)		300	300,000

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series V Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Wisconsin (continued)
Wisconsin Housing & EDA
RB, Series C, VRDN (FNMA COL), (Royal Bank of Canada SBPA), 3.60%, 01/09/23(a)	USD	990	$ 990,000
RB, Series D, VRDN, (FNMA COL), (Royal Bank of Canada SBPA), 3.60%, 01/09/23(a)		450	450,000
			2,840,000
Total Investments — 99.4% (Cost: $57,252,293)			57,244,331
Other Assets Less Liabilities — 0.6%			332,902
Net Assets — 100.0%			$ 57,577,233
(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Municipal Bonds	$ —	$ 57,244,331	$ —	$ 57,244,331
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
BAN	Bond Anticipation Notes
COL	Collateralized
EDA	Economic Development Authority

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series V Portfolio
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation Bonds
GTD	Guaranteed
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
LIQ	Liquidity Agreement
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-By Bond Purchase Agreements
TECP	Tax-Exempt Commercial Paper
TRAN	Tax and Revenue Anticipation Note
VRDN	Variable Rate Demand Note
4